Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 866
Ending balance	1,007	£ 866
Less: Recoveries net of collection costs	(36)	17	£ 24
ECL charge/(release) to the Income Statement from continued operations	321	(233)	639
Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	27	(33)	44
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	31	(90)	294
Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL charge/(release) to the Income Statement from continued operations	0	(12)	37
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	133
Ending balance	171	133
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	298,285	307,416
Transfers from Stage 1 to Stage 2	(9,100)	(6,805)
Transfers from Stage 2 to Stage 1	7,207	5,883
Transfers to Stage 3	(621)	(572)
Transfers from Stage 3	10	14
Transfers of financial instruments	(2,504)	(1,480)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	48,194	50,863
Redemptions, repayments and assets sold	(55,332)	(63,659)
Changes in risk parameters and other movements	2,170	5,145
Assets written off	0	0
Ending balance	290,813	298,285	307,416
Net movement in the period	(7,472)	(9,131)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	180,232	170,794
Transfers from Stage 1 to Stage 2	(5,833)	(5,439)
Transfers from Stage 2 to Stage 1	2,961	3,782
Transfers to Stage 3	(278)	(242)
Transfers from Stage 3	3	3
Transfers of financial instruments	(3,147)	(1,896)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,028	33,292
Redemptions, repayments and assets sold	(32,565)	(25,073)
Changes in risk parameters and other movements	84	3,115
Assets written off	0	0
Ending balance	179,632	180,232	170,794
Net movement in the period	(600)	9,438
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,682	21,089
Transfers from Stage 1 to Stage 2	(841)	(214)
Transfers from Stage 2 to Stage 1	155	418
Transfers to Stage 3	(158)	(284)
Transfers from Stage 3	7	5
Transfers of financial instruments	(837)	(75)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,312	2,150
Redemptions, repayments and assets sold	(2,829)	3,023
Changes in risk parameters and other movements	249	541
Assets written off	0	0
Ending balance	19,577	20,682	21,089
Net movement in the period	(1,105)	(407)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,074	7,824
Transfers from Stage 1 to Stage 2	(232)	(98)
Transfers from Stage 2 to Stage 1	68	105
Transfers to Stage 3	(13)	(8)
Transfers from Stage 3	0	5
Transfers of financial instruments	(177)	4
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,225	2,212
Redemptions, repayments and assets sold	(1,232)	(4,063)
Changes in risk parameters and other movements	(529)	(903)
Assets written off	0	0
Ending balance	5,361	5,074	7,824
Net movement in the period	287	(2,750)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,604	20,952
Transfers from Stage 1 to Stage 2	(2,195)	(1,055)
Transfers from Stage 2 to Stage 1	4,023	1,579
Transfers to Stage 3	(172)	(38)
Transfers from Stage 3	0	1
Transfers of financial instruments	1,656	487
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	8,629	13,208
Redemptions, repayments and assets sold	(9,019)	(16,644)
Changes in risk parameters and other movements	1,968	2,601
Assets written off	0	0
Ending balance	23,838	20,604	20,952
Net movement in the period	3,234	(348)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	71,693	75,540
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(9,687)	(3,749)
Changes in risk parameters and other movements	399	(98)
Assets written off	0	0
Ending balance	62,405	71,693	75,540
Net movement in the period	(9,288)	(3,847)
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330
Ending balance	516	330
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,013	18,380
Transfers from Stage 1 to Stage 2	9,100	6,805
Transfers from Stage 2 to Stage 1	(7,207)	(5,883)
Transfers to Stage 3	(624)	(532)
Transfers from Stage 3	758	455
Transfers of financial instruments	2,027	845
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1,119	936
Redemptions, repayments and assets sold	(2,065)	(3,441)
Changes in risk parameters and other movements	188	1,293
Assets written off	0	0
Ending balance	19,282	18,013	18,380
Net movement in the period	1,269	(367)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,199	10,470
Transfers from Stage 1 to Stage 2	5,833	5,439
Transfers from Stage 2 to Stage 1	(2,961)	(3,782)
Transfers to Stage 3	(448)	(451)
Transfers from Stage 3	280	353
Transfers of financial instruments	2,704	1,559
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	529	332
Redemptions, repayments and assets sold	(1,229)	(1,435)
Changes in risk parameters and other movements	482	273
Assets written off	0	0
Ending balance	13,685	11,199	10,470
Net movement in the period	2,486	729
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	698	791
Transfers from Stage 1 to Stage 2	840	214
Transfers from Stage 2 to Stage 1	(155)	(418)
Transfers to Stage 3	(56)	(36)
Transfers from Stage 3	14	11
Transfers of financial instruments	643	(229)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	253	84
Redemptions, repayments and assets sold	(176)	101
Changes in risk parameters and other movements	(62)	153
Assets written off	0	0
Ending balance	1,356	698	791
Net movement in the period	658	(93)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	200	379
Transfers from Stage 1 to Stage 2	232	98
Transfers from Stage 2 to Stage 1	(68)	(105)
Transfers to Stage 3	(10)	(8)
Transfers from Stage 3	1	3
Transfers of financial instruments	155	(12)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	110	70
Redemptions, repayments and assets sold	(77)	(142)
Changes in risk parameters and other movements	(38)	(95)
Assets written off	0	0
Ending balance	350	200	379
Net movement in the period	150	(179)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,914	6,311
Transfers from Stage 1 to Stage 2	2,195	1,055
Transfers from Stage 2 to Stage 1	(4,023)	(1,579)
Transfers to Stage 3	(111)	(37)
Transfers from Stage 3	463	88
Transfers of financial instruments	(1,476)	(473)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	228	450
Redemptions, repayments and assets sold	(584)	(1,357)
Changes in risk parameters and other movements	(194)	983
Assets written off	0	0
Ending balance	3,888	5,914	6,311
Net movement in the period	(2,026)	(397)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	1	2
Assets written off	0	0
Ending balance	3	2	0
Net movement in the period	1	2
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403
Ending balance	320	403
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,021	2,996
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,245	1,104
Transfers from Stage 3	(768)	(469)
Transfers of financial instruments	477	635
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	64	24
Redemptions, repayments and assets sold	(950)	(519)
Changes in risk parameters and other movements	377	182
Assets written off	(254)	(297)
Ending balance	2,735	3,021	2,996
Net movement in the period	(286)	25
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,816	1,813
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	726	693
Transfers from Stage 3	(283)	(356)
Transfers of financial instruments	443	337
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(415)	(332)
Changes in risk parameters and other movements	18	13
Assets written off	(10)	(16)
Ending balance	1,853	1,816	1,813
Net movement in the period	37	3
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	352	105
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	214	320
Transfers from Stage 3	(21)	(16)
Transfers of financial instruments	193	304
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	16	9
Redemptions, repayments and assets sold	(483)	29
Changes in risk parameters and other movements	324	77
Assets written off	(122)	114
Ending balance	280	352	105
Net movement in the period	(72)	247
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24	58
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	22	16
Transfers from Stage 3	(1)	(8)
Transfers of financial instruments	21	8
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	0	(19)
Changes in risk parameters and other movements	18	11
Assets written off	(37)	(37)
Ending balance	29	24	58
Net movement in the period	5	(34)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	827	1,020
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	283	75
Transfers from Stage 3	(463)	(89)
Transfers of financial instruments	(180)	(14)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0
New lending and assets purchased	43	12
Redemptions, repayments and assets sold	(53)	(139)
Changes in risk parameters and other movements	21	54
Assets written off	(86)	(106)
Ending balance	572	827	1,020
Net movement in the period	(255)	(193)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	(1)	2
Assets written off	0	0
Ending balance	1	2	0
Net movement in the period	(1)	2
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	319,319	328,792
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	49,377	51,823
Redemptions, repayments and assets sold	(58,347)	(67,619)
Changes in risk parameters and other movements	2,735	6,620
Assets written off	(254)	(297)
Ending balance	312,830	319,319	328,792
Net movement in the period	(6,489)	(9,473)
Exposures | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	193,247	183,077
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,558	33,625
Redemptions, repayments and assets sold	(34,209)	(26,840)
Changes in risk parameters and other movements	584	3,401
Assets written off	(10)	(16)
Ending balance	195,170	193,247	183,077
Net movement in the period	1,923	10,170
Exposures | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,732	21,985
Transfers from Stage 1 to Stage 2	(1)	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,581	2,243
Redemptions, repayments and assets sold	(3,488)	3,153
Changes in risk parameters and other movements	511	771
Assets written off	(122)	114
Ending balance	21,213	21,732	21,985
Net movement in the period	(519)	(253)
Exposures | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,298	8,261
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,338	2,285
Redemptions, repayments and assets sold	(1,309)	(4,224)
Changes in risk parameters and other movements	(549)	(987)
Assets written off	(37)	(37)
Ending balance	5,740	5,298	8,261
Net movement in the period	442	(2,963)
Exposures | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,345	28,283
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model		0
New lending and assets purchased	8,900	13,670
Redemptions, repayments and assets sold	(9,656)	(18,140)
Changes in risk parameters and other movements	1,795	3,638
Assets written off	(86)	(106)
Ending balance	28,298	27,345	28,283
Net movement in the period	953	(938)
Exposures | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	71,697	75,540
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(9,687)	(3,749)
Changes in risk parameters and other movements	399	(94)
Assets written off	0	0
Ending balance	62,409	71,697	75,540
Net movement in the period	(9,288)	(3,843)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	133	216
Transfers from Stage 1 to Stage 2	(25)	(9)
Transfers from Stage 2 to Stage 1	133	167
Transfers to Stage 3	(4)	(3)
Transfers from Stage 3	1	2
Transfers of financial instruments	105	157
Net ECL remeasurement on stage transfer	(110)	(133)
Change in economic scenarios	37	(7)
Changes to model	0	0
New lending and assets purchased	42	31
Redemptions, repayments and assets sold	(35)	(70)
Changes in risk parameters and other movements	(1)	(61)
Assets written off	0	0
Ending balance	171	133	216
Net movement in the period	38	(83)
ECL charge/(release) to the Income Statement	38	(83)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	38	(72)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14	17
Transfers from Stage 1 to Stage 2	(1)	(2)
Transfers from Stage 2 to Stage 1	16	21
Transfers to Stage 3	(2)	(2)
Transfers from Stage 3	0	0
Transfers of financial instruments	13	17
Net ECL remeasurement on stage transfer	(15)	(18)
Change in economic scenarios	1	(1)
Changes to model	0	0
New lending and assets purchased	7	6
Redemptions, repayments and assets sold	(3)	(3)
Changes in risk parameters and other movements	9	(4)
Assets written off	0	0
Ending balance	26	14	17
Net movement in the period	12	(3)
ECL charge/(release) to the Income Statement	12	(3)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	12	(3)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51	57
Transfers from Stage 1 to Stage 2	(7)	(2)
Transfers from Stage 2 to Stage 1	22	81
Transfers to Stage 3	(1)	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	14	79
Net ECL remeasurement on stage transfer	(22)	(78)
Change in economic scenarios	(2)	(4)
Changes to model	0	0
New lending and assets purchased	12	13
Redemptions, repayments and assets sold	(11)	11
Changes in risk parameters and other movements	1	(6)
Assets written off	0	(1)
Ending balance	43	51	57
Net movement in the period	(8)	(6)
ECL charge/(release) to the Income Statement	(8)	(7)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(8)	(7)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18	44
Transfers from Stage 1 to Stage 2	(2)	(1)
Transfers from Stage 2 to Stage 1	2	6
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	5
Net ECL remeasurement on stage transfer	(2)	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	7	6
Redemptions, repayments and assets sold	(5)	(19)
Changes in risk parameters and other movements	1	(18)
Assets written off	0	0
Ending balance	19	18	44
Net movement in the period	1	(26)
ECL charge/(release) to the Income Statement	1	(26)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	1	(26)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50	77
Transfers from Stage 1 to Stage 2	(14)	(4)
Transfers from Stage 2 to Stage 1	92	60
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	77	56
Net ECL remeasurement on stage transfer	(72)	(39)
Change in economic scenarios	38	(2)
Changes to model	0
New lending and assets purchased	16	6
Redemptions, repayments and assets sold	(15)	(15)
Changes in risk parameters and other movements	(11)	(33)
Assets written off	0	0
Ending balance	83	50	77
Net movement in the period	33	(27)
ECL charge/(release) to the Income Statement	33	(27)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	33	(27)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	12
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(12)
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	12
Net movement in the period	0	(12)
ECL charge/(release) to the Income Statement	0	(12)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	0	(12)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330	592
Transfers from Stage 1 to Stage 2	25	9
Transfers from Stage 2 to Stage 1	(133)	(167)
Transfers to Stage 3	(32)	(20)
Transfers from Stage 3	150	62
Transfers of financial instruments	10	(116)
Net ECL remeasurement on stage transfer	98	26
Change in economic scenarios	123	(151)
Changes to model	0	0
New lending and assets purchased	76	26
Redemptions, repayments and assets sold	(60)	(67)
Changes in risk parameters and other movements	(61)	20
Assets written off	0	0
Ending balance	516	330	592
Net movement in the period	186	(262)
ECL charge/(release) to the Income Statement	186	(262)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	186	(262)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	88	131
Transfers from Stage 1 to Stage 2	1	2
Transfers from Stage 2 to Stage 1	(16)	(21)
Transfers to Stage 3	(11)	(4)
Transfers from Stage 3	9	15
Transfers of financial instruments	(17)	(8)
Net ECL remeasurement on stage transfer	40	10
Change in economic scenarios	21	(67)
Changes to model	0	0
New lending and assets purchased	11	2
Redemptions, repayments and assets sold	(11)	(6)
Changes in risk parameters and other movements	0	26
Assets written off	0	0
Ending balance	132	88	131
Net movement in the period	44	(43)
ECL charge/(release) to the Income Statement	44	(43)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	44	(43)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	98	201
Transfers from Stage 1 to Stage 2	8	2
Transfers from Stage 2 to Stage 1	(22)	(81)
Transfers to Stage 3	(7)	(10)
Transfers from Stage 3	4	5
Transfers of financial instruments	(17)	(84)
Net ECL remeasurement on stage transfer	91	39
Change in economic scenarios	26	(19)
Changes to model	0	0
New lending and assets purchased	38	12
Redemptions, repayments and assets sold	(10)	16
Changes in risk parameters and other movements	(35)	(34)
Assets written off	0	1
Ending balance	191	98	201
Net movement in the period	93	(103)
ECL charge/(release) to the Income Statement	93	(102)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	93	(102)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17	37
Transfers from Stage 1 to Stage 2	2	1
Transfers from Stage 2 to Stage 1	(2)	(6)
Transfers to Stage 3	(2)	(2)
Transfers from Stage 3	1	2
Transfers of financial instruments	(1)	(5)
Net ECL remeasurement on stage transfer	9	0
Change in economic scenarios	0	(2)
Changes to model	0	0
New lending and assets purchased	8	4
Redemptions, repayments and assets sold	(7)	(6)
Changes in risk parameters and other movements	1	(12)
Assets written off	0	1
Ending balance	27	17	37
Net movement in the period	10	(20)
ECL charge/(release) to the Income Statement	10	(21)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	10	(21)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	127	199
Transfers from Stage 1 to Stage 2	14	4
Transfers from Stage 2 to Stage 1	(92)	(60)
Transfers to Stage 3	(13)	(3)
Transfers from Stage 3	135	40
Transfers of financial instruments	44	(19)
Net ECL remeasurement on stage transfer	(41)	(22)
Change in economic scenarios	76	(62)
Changes to model	0
New lending and assets purchased	19	8
Redemptions, repayments and assets sold	(32)	(17)
Changes in risk parameters and other movements	(27)	40
Assets written off	0	0
Ending balance	166	127	199
Net movement in the period	39	(72)
ECL charge/(release) to the Income Statement	39	(72)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	39	(72)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
ECL charge/(release) to the Income Statement	0	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	0	0
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403	569
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	23
Transfers from Stage 3	(151)	(64)
Transfers of financial instruments	(115)	(41)
Net ECL remeasurement on stage transfer	110	64
Change in economic scenarios	3	(12)
Changes to model	0	0
New lending and assets purchased	24	19
Redemptions, repayments and assets sold	(35)	(68)
Changes in risk parameters and other movements	87	63
Assets written off	(157)	(191)
Ending balance	320	403	569
Net movement in the period	(83)	(166)
ECL charge/(release) to the Income Statement	74	25
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	87
ECL charge/(release) to the Income Statement from continued operations	97	101
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89	132
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	6
Transfers from Stage 3	(9)	(15)
Transfers of financial instruments	4	(9)
Net ECL remeasurement on stage transfer	8	9
Change in economic scenarios	2	(12)
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(12)	(16)
Changes in risk parameters and other movements	7	(10)
Assets written off	(3)	(5)
Ending balance	95	89	132
Net movement in the period	6	(43)
ECL charge/(release) to the Income Statement	9	(38)
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
ECL charge/(release) to the Income Statement from continued operations	6	(41)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49	50
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	7	11
Transfers from Stage 3	(5)	(6)
Transfers of financial instruments	2	5
Net ECL remeasurement on stage transfer	30	23
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	10	4
Redemptions, repayments and assets sold	(5)	5
Changes in risk parameters and other movements	83	74
Assets written off	(110)	102
Ending balance	59	49	50
Net movement in the period	10	(1)
ECL charge/(release) to the Income Statement	120	101
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	1	(51)
ECL charge/(release) to the Income Statement from continued operations	117	46
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17	37
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	2	2
Transfers from Stage 3	(1)	(2)
Transfers of financial instruments	1	0
Net ECL remeasurement on stage transfer	10	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2	2
Redemptions, repayments and assets sold	0	(3)
Changes in risk parameters and other movements	10	6
Assets written off	(19)	(25)
Ending balance	21	17	37
Net movement in the period	4	(20)
ECL charge/(release) to the Income Statement	23	5
Less: Discount unwind	(2)	0
Less: Recoveries net of collection costs	(5)	9
ECL charge/(release) to the Income Statement from continued operations	16	14
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	248	350
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	14	3
Transfers from Stage 3	(135)	(40)
Transfers of financial instruments	(121)	(37)
Net ECL remeasurement on stage transfer	61	31
Change in economic scenarios	0	(1)
Changes to model	0
New lending and assets purchased	12	13
Redemptions, repayments and assets sold	(17)	(42)
Changes in risk parameters and other movements	(14)	(7)
Assets written off	(24)	(59)
Ending balance	145	248	350
Net movement in the period	(103)	(102)
ECL charge/(release) to the Income Statement	(79)	(43)
Less: Discount unwind	(3)	(4)
Less: Recoveries net of collection costs	42	56
ECL charge/(release) to the Income Statement from continued operations	(40)	9
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	0
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	0
Net movement in the period	0	0
ECL charge/(release) to the Income Statement	0	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	0	0
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	866	1,377
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	98	(43)
Change in economic scenarios	163	(170)
Changes to model	0	0
New lending and assets purchased	142	76
Redemptions, repayments and assets sold	(130)	(205)
Changes in risk parameters and other movements	25	22
Assets written off	(157)	(191)
Ending balance	1,007	866	1,377
Net movement in the period	141	(511)
ECL charge/(release) to the Income Statement	298	(320)
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	87
ECL charge/(release) to the Income Statement from continued operations	321	(233)
ECL | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	191	280
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	33	1
Change in economic scenarios	24	(80)
Changes to model	0	0
New lending and assets purchased	18	8
Redemptions, repayments and assets sold	(26)	(25)
Changes in risk parameters and other movements	16	12
Assets written off	(3)	(5)
Ending balance	253	191	280
Net movement in the period	62	(89)
ECL charge/(release) to the Income Statement	65	(84)
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
ECL charge/(release) to the Income Statement from continued operations	62	(87)
ECL | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	198	308
Transfers from Stage 1 to Stage 2	1	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	(1)	0
Transfers of financial instruments	(1)	0
Net ECL remeasurement on stage transfer	99	(16)
Change in economic scenarios	24	(23)
Changes to model	0	0
New lending and assets purchased	60	29
Redemptions, repayments and assets sold	(26)	32
Changes in risk parameters and other movements	49	34
Assets written off	(110)	102
Ending balance	293	198	308
Net movement in the period	95	(110)
ECL charge/(release) to the Income Statement	205	(8)
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	1	(51)
ECL charge/(release) to the Income Statement from continued operations	202	(63)
ECL | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	52	118
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	17	0
Change in economic scenarios	0	(2)
Changes to model	0	0
New lending and assets purchased	17	12
Redemptions, repayments and assets sold	(12)	(28)
Changes in risk parameters and other movements	12	(24)
Assets written off	(19)	(24)
Ending balance	67	52	118
Net movement in the period	15	(66)
ECL charge/(release) to the Income Statement	34	(42)
Less: Discount unwind	(2)	0
Less: Recoveries net of collection costs	(5)	9
ECL charge/(release) to the Income Statement from continued operations	27	(33)
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	425	626
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(52)	(30)
Change in economic scenarios	114	(65)
Changes to model	0
New lending and assets purchased	47	27
Redemptions, repayments and assets sold	(64)	(74)
Changes in risk parameters and other movements	(52)	0
Assets written off	(24)	(59)
Ending balance	394	425	626
Net movement in the period	(31)	(201)
ECL charge/(release) to the Income Statement	(7)	(142)
Less: Discount unwind	(3)	(4)
Less: Recoveries net of collection costs	42	56
ECL charge/(release) to the Income Statement from continued operations	32	(90)
ECL | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	12
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(12)
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0	£ 12
Net movement in the period	0	(12)
ECL charge/(release) to the Income Statement	0	(12)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	£ 0	£ (12)